Related Party Transactions	12 Months Ended
Mar. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Related Party Transactions

2.20 Related party transactions

List of subsidiaries:

		Holding as of
Particulars	Country	March 31, 2020	March 31, 2019
Infosys Technologies (China) Co. Limited (Infosys China)	China	100.00%	100.00%
Infosys Technologies S. de R. L. de C. V. (Infosys Mexico)	Mexico	100.00%	100.00%
Infosys Technologies (Sweden) AB. (Infosys Sweden)	Sweden	100.00%	100.00%
Infosys Technologies (Shanghai) Company Limited (Infosys Shanghai)	China	100.00%	100.00%
Infosys Tecnologia DO Brasil LTDA. (Infosys Brasil)(25)	Brazil	—	100.00%
Infosys Nova Holdings LLC. (Infosys Nova)	U.S.	100.00%	100.00%
EdgeVerve Systems Limited (EdgeVerve)	India	100.00%	100.00%
Infosys Austria GmbH(1) (formerly Lodestone Management Consultants GmbH)	Austria	100.00%	100.00%
Skava Systems Pvt. Ltd. (Skava Systems)	India	100.00%	100.00%
Kallidus Inc. (Kallidus)	U.S.	100.00%	100.00%
Infosys Chile SpA	Chile	100.00%	100.00%
Infosys Arabia Limited(2)	Saudi Arabia	70.00%	70.00%
Infosys Consulting Ltda.(1)	Brazil	100.00%	99.99%
Infosys CIS LLC(1)(18)(26)	Russia	—	—
Infosys Luxembourg S.a.r.l (1)(13)	Luxembourg	100.00%	100.00%
Infosys Americas Inc. (Infosys Americas)	U.S.	100.00%	100.00%
Infosys Technologies (Australia) Pty. Limited (Infosys Australia)(3)	Australia	—	100.00%
Infosys Public Services, Inc. USA (Infosys Public Services)	U.S.	100.00%	100.00%
Infosys Canada Public Services Inc(19)	Canada	—	—
Infosys BPM Limited	India	99.99%	99.98%
Infosys (Czech Republic) Limited s.r.o.(4)	Czech Republic	99.99%	99.98%
Infosys Poland, Sp z.o.o(4)	Poland	99.99%	99.98%
Infosys McCamish Systems LLC (4)	U.S.	99.99%	99.98%
Portland Group Pty Ltd(4)	Australia	99.99%	99.98%
Infosys BPO Americas LLC.(4)	U.S.	99.99%	99.98%
Infosys Consulting Holding AG (Infosys Lodestone)	Switzerland	100.00%	100.00%
Lodestone Management Consultants Inc.(5)(11)	U.S.	—	—
Infosys Management Consulting Pty Limited(5)	Australia	100.00%	100.00%
Infosys Consulting AG(5)	Switzerland	100.00%	100.00%
Infosys Consulting GmbH(5)	Germany	100.00%	100.00%
Infosys Consulting S.R.L.(1)	Romania	100.00%	100.00%
Infosys Consulting SAS(5)	France	100.00%	100.00%
Infosys Consulting s.r.o.(5)	Czech Republic	100.00%	100.00%
Infosys Consulting (Shanghai) Co., Ltd.(formerly Lodestone Management Consultants Co., Ltd)(5)	China	100.00%	100.00%
Infy Consulting Company Ltd(5)	U.K.	100.00%	100.00%
Infy Consulting B.V.(5)	The Netherlands	100.00%	100.00%
Infosys Consulting Sp. z.o.o(32)	Poland	99.99%	100.00%
Lodestone Management Consultants Portugal, Unipessoal, Lda. (5)	Portugal	100.00%	100.00%
Infosys Consulting S.R.L.(5)	Argentina	100.00%	100.00%
Infosys Consulting (Belgium) NV (formerly Lodestone Management Consultants (Belgium) S.A.)(6)	Belgium	99.90%	99.90%
Panaya Inc. (Panaya)	U.S.	100.00%	100.00%
Panaya Ltd.(7)	Israel	100.00%	100.00%
Panaya GmbH(7)	Germany	100.00%	100.00%
Panaya Japan Co. Ltd(7)(31)	Japan	—	100.00%
Brilliant Basics Holdings Limited (Brilliant Basics)	U.K.	100.00%	100.00%
Brilliant Basics Limited(8)	U.K.	100.00%	100.00%
Brilliant Basics (MENA) DMCC(8)(26)	Dubai	100.00%	100.00%
Infosys Consulting Pte Limited (Infosys Singapore)(1)	Singapore	100.00%	100.00%
Infosys Middle East FZ LLC(9)	Dubai	100.00%	100.00%
Fluido Oy(9)(14)	Finland	100.00%	100.00%
Fluido Sweden AB (Extero)(15)	Sweden	100.00%	100.00%
Fluido Norway A/S(15)	Norway	100.00%	100.00%
Fluido Denmark A/S(15)	Denmark	100.00%	100.00%
Fluido Slovakia s.r.o(15)	Slovakia	100.00%	100.00%
Fluido Newco AB(15)	Sweden	100.00%	100.00%
Infosys Compaz Pte. Ltd (formerly Trusted Source Pte. Ltd) (16)	Singapore	60.00%	60.00%
Infosys South Africa (Pty) Ltd(9)(17)	South Africa	100.00%	—
WongDoody Holding Company Inc. (WongDoody) (10)	U.S.	100.00%	100.00%
WDW Communications, Inc(12)	U.S.	100.00%	100.00%
WongDoody, Inc(12)	U.S.	100.00%	100.00%
HIPUS Co. Ltd. (formerly Hitachi Procurement Service Co. Ltd)(20)	Japan	81.00%	—
Stater N.V.(21)	The Netherlands	75.00%	—
Stater Nederland B.V.(22)	The Netherlands	75.00%	—
Stater Duitsland B.V.(22)	The Netherlands	75.00%	—
Stater XXL B.V.(22)	The Netherlands	75.00%	—
HypoCasso B.V.(22)	The Netherlands	75.00%	—
Stater Participations B.V.(22)	The Netherlands	75.00%	—
Stater Deutschland Verwaltungs-GmbH(23)	Germany	75.00%	—
Stater Deutschland GmbH & Co. KG(23)	Germany	75.00%	—
Stater Belgium N.V./S.A.(24)	Belgium	53.99%	—
Outbox Systems Inc. dba Simplus (US)(27)	U.S.	100.00%	—
Simplus North America Inc.(28)	Canada	100.00%	—
Simplus ANZ Pty Ltd.(28)	Australia	100.00%	—
Simplus Australia Pty Ltd(30)	Australia	100.00%	—
Sqware Peg Digital Pty Ltd(30)	Australia	100.00%	—
Simplus Philippines, Inc.(28)	Philippines	100.00%	—
Simplus Europe, Ltd.(28)	U.K.	100.00%	—
Simplus U.K., Ltd.(29)	U.K.	100.00%	—
Simplus Ireland, Ltd.(29)	Ireland	100.00%	—

(1)	Wholly-owned subsidiary of Infosys Limited
(2)	Majority owned and controlled subsidiary of Infosys Limited
(3)	Liquidated effective November 17, 2019
(4)	Wholly owned subsidiary of Infosys BPM
(5)	Wholly owned subsidiary of Infosys Consulting Holding AG
(6)	Majority owned and controlled subsidiaries of Infosys Consulting Holding AG
(7)	Wholly owned subsidiary of Panaya Inc.
(8)	Wholly-owned subsidiary of Brilliant Basics Holding Limited.
(9)	Wholly-owned subsidiary of Infosys Consulting Pte Ltd
(10)	On May 22, 2018, Infosys acquired 100% of the voting interest in WongDoody
(11)	Liquidated effective May 4, 2018
(12)	Wholly-owned subsidiary of WongDoody
(13)	Incorporated effective August 6, 2018
(14)	On October 11, 2018, Infosys Consulting Pte. Ltd, acquired 100% of the voting interests in Fluido Oy and its subsidiaries
(15)	Wholly-owned subsidiary of Fluido Oy
(16)	On November 16, 2018, Infosys Consulting Pte. Ltd, acquired 60% of the voting interest in Infosys Compaz Pte. Ltd
(17)	Incorporated effective December 19, 2018
(18)	Incorporated effective November 29, 2018
(19)	Incorporated effective November 27, 2018, wholly owned subsidiary Infosys Public Services Inc
(20)	On April 1, 2019, Infosys Consulting Pte. Ltd, acquired 81% of the ownership and voting interests in HIPUS Co. Ltd, Japan
(21)	On May 23, 2019, Infosys Consulting Pte. Ltd, acquired 75% of the voting interests in Stater N.V.
(22)	Majority owned and controlled subsidiaries of Stater N.V.
(23)	Majority owned and controlled subsidiaries of Stater Duitsland B.V.
(24)	Majority owned and controlled subsidiaries of Stater Participations B.V.
(25)	Effective October 1, 2019, merged into Infosys Consulting Ltda, a Wholly owned subsidiary of Infosys Ltd.
(26)	Under Liquidation
(27)	On March 13, 2020, Infosys Nova Holdings LLC, acquired 100% of the voting interests in Outbox Systems Inc. dba Simplus (US)
(28)	Wholly-owned subsidiary of Outbox Systems Inc.
(29)	Wholly-owned subsidiary of Simplus Europe, Ltd.
(30)	Wholly-owned subsidiary of Simplus ANZ Pty Ltd.
(31)	Liquidated effective October 31, 2019
(32)

On February 20, 2020, Infosys Poland, Sp z.o.o, a wholly owned subsidiary of Infosys BPM acquired 100% of the voting interests in Infosys Consulting Sp. z.o.o, a wholly owned subsidiary of Infosys Consulting Holding AG (formerly Lodestone Holding AG)

Infosys has provided guarantee for performance of certain contracts entered into by its subsidiaries.

Associate

During fiscal 2018, the Company has written down the entire carrying value of the investment in its associate DWA Nova LLC amounting to $11 million. DWA Nova LLC has been liquidated w.e.f. November 17, 2017

List of other related parties:

Particulars	Country	Nature of relationship
Infosys Limited Employees' Gratuity Fund Trust	India	Post-employment benefit plan of Infosys
Infosys Limited Employees' Provident Fund Trust	India	Post-employment benefit plan of Infosys
Infosys Limited Employees' Superannuation Fund Trust	India	Post-employment benefit plan of Infosys
Infosys BPM Limited Employees’ Superannuation Fund Trust	India	Post-employment benefit plan of Infosys BPM
Infosys BPM Limited Employees’ Gratuity Fund Trust	India	Post-employment benefit plan of Infosys BPM
EdgeVerve Systems Limited Employees’ Gratuity Fund Trust	India	Post-employment benefit plan of EdgeVerve
EdgeVerve Systems Limited Employees’ Superannuation Fund Trust	India	Post-employment benefit plan of EdgeVerve
Infosys Employees’ Welfare Trust	India	Controlled Trust
Infosys Employee Benefits Trust	India	Controlled Trust
Infosys Expanded Stock Ownership Trust*	India	Controlled Trust
Infosys Science Foundation	India	Controlled Trust

*	Registered on May 15, 2019

Refer to Note 2.14 for information on transactions relating to the post-employment benefit plans mentioned above.

List of Key Managerial Personnel (KMP)

Whole-time directors

Salil Parekh was appointed as Chief Executive Officer and Managing Director effective January 2, 2018. The appointment is for a term of 5 years with effect from January 2, 2018 to January 1, 2023 and the remuneration is approved by shareholders through postal ballot dated February 20, 2018.

U. B. Pravin Rao, Chief Operating officer was appointed as Interim-Chief Executive Officer and Managing Director effective August 18, 2017. Subsequently he stepped down as the interim CEO and Managing Director effective January 2, 2018 and to continue as Chief Operating Officer and a whole-time director of the Company.

Dr. Vishal Sikka resigned as Chief Executive Officer and Managing Director effective August 18, 2017 and as Executive Vice Chairman effective August 24, 2017

Non-whole-time directors

Nandan M. Nilekani (appointed as Non-executive and Non‑independent Chairman effective August 24, 2017)

Michael Gibbs was appointed as an Independent Director effective July 13, 2018

Ravi Venkatesan, resigned from his position as Co-Chairman effective August 24, 2017 and resigned as member of the Board effective May 11, 2018.

Kiran Mazumdar-Shaw (appointed as Lead independent Director effective April 13, 2018)

Roopa Kudva (retired as member of the Board effective February 3, 2020)

Dr. Punita Kumar-Sinha

D.N. Prahlad (resigned effective April 20, 2020)

D. Sundaram (appointed effective July 14, 2017)

Prof. Jeffrey Lehman, (resigned effective August 24, 2017)

R. Seshasayee (resigned effective August 24, 2017)

Prof. John Etchemendy (resigned effective August 24, 2017)

Uri Levine (appointed effective April 20, 2020)

Executive Officers

Nilanjan Roy was appointed as Chief Financial Officer effective March 1, 2019

Jayesh Sanghrajka was appointed as Interim Chief Financial Officer effective November 17, 2018. He resumed his responsibilities as Deputy Chief Financial Officer effective March 1, 2019.

M.D. Ranganath resigned as Chief Financial Officer effective November 16, 2018.

Inderpreet Sawhney, Group general Counsel and Chief Compliance Officer (appointed as executive officer effective July 14, 2017)

Gopi Krishnan Radhakrishnan, Acting General Counsel (resigned effective June 24, 2017)

Ravi Kumar S, President and Deputy Chief Operating Officer

Mohit Joshi, President

Rajesh K. Murthy, President (appointed effective October 13, 2016 and resigned effective January 31, 2018)

Krishnamurthy Shankar, Group Head-Human Resources and Infosys Leadership Institute

Transactions with Key Managerial Personnel (KMP)

The table below describes the related party transactions with key management personnel which comprises directors and executive officers under IAS 24:

(Dollars in millions)
Particulars	Year ended March 31,
	2020	2019	2018
Salaries and other employee benefits to whole-time directors and executive officers(1)(2)(3)	17	14	8
Commission and other benefits to non-executive / independent directors	1	1	2
Total	18	15	10

(1)

Includes employee stock compensation expense of $8 million and $5 million for fiscal 2020 and 2019 and reversal of employee stock compensation expense of $2 million for fiscal 2018 towards key managerial personnel (Refer to Note 2.17).

(2)	Included a reversal of stock compensation cost of $5 million for fiscal 2018 towards forfeiture of stock incentives granted to Dr. Vishal Sikka (ex-CEO) upon his resignation. (Refer to Note 2.17)
(3)	Does not include post-employment benefit based on actuarial valuation as this is done for the Company as a whole.